Net interest income	6 Months Ended
Jun. 30, 2015
Net interest income
6 Net interest income
in	2Q15	1Q15	2Q14	6M15	6M14
Net interest income (CHF million)
Loans	1,315	1,317	1,216	2,632	2,442
Investment securities	18	13	11	31	22
Trading assets	3,330	1,953	3,394	5,283	5,562
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	679	650	542	1,329	1,103
Other	561	557	527	1,118	1,006
Interest and dividend income	5,903	4,490	5,690	10,393	10,135
Deposits	(221)	(255)	(248)	(476)	(484)
Short-term borrowings	(28)	(34)	(30)	(62)	(52)
Trading liabilities	(1,511)	(795)	(1,626)	(2,306)	(2,387)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(325)	(315)	(262)	(640)	(523)
Long-term debt	(895)	(886)	(854)	(1,781)	(1,781)
Other	(54)	(53)	(84)	(107)	(144)
Interest expense	(3,034)	(2,338)	(3,104)	(5,372)	(5,371)
Net interest income	2,869	2,152	2,586	5,021	4,764